Discontinued Operations (Details 2) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Carrying amounts of major classes of assets included as part of discontinued operations
Cash		$ 29,350
Amounts receivable		10,019
Inventory		303,467
Prepaid expenses and deposits		39,516
Total current assets		382,352
Property and equipment		62,351
Total assets of discontinued operations		444,703
Carrying amounts of major classes of liabilities included as part of discontinued operations
Accounts payable and accrued liabilities		45,560
Loan payable		65,240
Lease payable		2,429
Total liabilities of discontinued operations		$ 113,229